SHARE-BASED COMPENSATION - Share-based Payment Arrangement, Option, Exercise Price Range (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options (in shares) | shares	113,287,066
Weighted-average remaining contractual term of outstanding options	8 years 3 months 10 days
Weighted-average exercise price of outstanding options (in USD per share)	$ 0.20
Number of exercisable options (in shares) | shares	100,391,350
Weighted-average remaining contractual term of exercisable options	8 years 2 months 19 days
Weighted-average exercise price of exercisable options (in USD per share)	$ 0.17
$0.00 - $0.02
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower (in USD per share)	0.00
Range of exercise prices, upper (in USD per share)	$ 0.02
Number of outstanding options (in shares) | shares	58,945,159
Weighted-average remaining contractual term of outstanding options	4 years 9 months 25 days
Weighted-average exercise price of outstanding options (in USD per share)	$ 0.00
Number of exercisable options (in shares) | shares	52,555,526
Weighted-average remaining contractual term of exercisable options	4 years 10 months 2 days
Weighted-average exercise price of exercisable options (in USD per share)	$ 0.00
$0.02 - $0.05
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower (in USD per share)	0.02
Range of exercise prices, upper (in USD per share)	$ 0.05
Number of outstanding options (in shares) | shares	23,664,317
Weighted-average remaining contractual term of outstanding options	1 year 4 months 9 days
Weighted-average exercise price of outstanding options (in USD per share)	$ 0.01
Number of exercisable options (in shares) | shares	23,146,974
Weighted-average remaining contractual term of exercisable options	1 year 6 months
Weighted-average exercise price of exercisable options (in USD per share)	$ 0.01
$0.05 - $0.10
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower (in USD per share)	0.05
Range of exercise prices, upper (in USD per share)	$ 0.10
Number of outstanding options (in shares) | shares	854,454
Weighted-average remaining contractual term of outstanding options	18 days
Weighted-average exercise price of outstanding options (in USD per share)	$ 0.00
Number of exercisable options (in shares) | shares	674,217
Weighted-average remaining contractual term of exercisable options	14 days
Weighted-average exercise price of exercisable options (in USD per share)	$ 0.00
$0.10 - $1.00
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower (in USD per share)	0.10
Range of exercise prices, upper (in USD per share)	$ 1.00
Number of outstanding options (in shares) | shares	25,867,252
Weighted-average remaining contractual term of outstanding options	1 year 9 months 3 days
Weighted-average exercise price of outstanding options (in USD per share)	$ 0.10
Number of exercisable options (in shares) | shares	21,424,617
Weighted-average remaining contractual term of exercisable options	1 year 7 months 13 days
Weighted-average exercise price of exercisable options (in USD per share)	$ 0.10
$1.00 - $9.74
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower (in USD per share)	1.00
Range of exercise prices, upper (in USD per share)	$ 9.74
Number of outstanding options (in shares) | shares	3,955,884
Weighted-average remaining contractual term of outstanding options	3 months 14 days
Weighted-average exercise price of outstanding options (in USD per share)	$ 0.09
Number of exercisable options (in shares) | shares	2,590,016
Weighted-average remaining contractual term of exercisable options	2 months 19 days
Weighted-average exercise price of exercisable options (in USD per share)	$ 0.07